UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	6/30

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)       Tailored Shareholder Report
Ladenburg Aggressive Growth Fund

Class A (LAWAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.00%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes with tactical overweight positions to Small-Cap stocks and alternatives. Strong performance from small caps and a recently introduced commodities position enabled this fund to outperform the S&P 500 Index through the first half of the year.

Equity markets experienced volatility around the Iran conflict, which drove all major domestic indices into negative figures by the end of the first quarter. But a strong risk-on rally restored healthy stock market returns by the end of Q2. Technology stocks rebounded sharply from their first-quarter weakness, led by semiconductor companies and other businesses benefiting from continued investment in AI infrastructure, while strong earnings growth across the sector helped support returns. Small-cap stocks delivered exceptionally strong returns, but mid-cap fund performance lagged benchmark returns. Market participation also broadened to previously out-of-favor sectors, with Healthcare and Financials delivering some of the strongest performance of any sector in June. Developed market international stocks provided diversification, supported returns, and lowered total portfolio risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Aggressive Growth Fund - Class A
Ladenburg Aggressive Growth Fund - with load
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$28,105
$26,690
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Aggressive Growth Fund - Class A	Ladenburg Aggressive Growth Fund - with load	S&P 500® Index
Aug-2015	$10,000	$9,497	$10,000
Jun-2016	$10,140	$9,630	$11,297
Jun-2017	$11,900	$11,301	$13,319
Jun-2018	$13,051	$12,395	$15,233
Jun-2019	$13,647	$12,960	$16,820
Jun-2020	$14,128	$13,417	$18,082
Jun-2021	$19,306	$18,335	$25,459
Jun-2022	$15,994	$15,189	$22,756
Jun-2023	$18,412	$17,485	$27,215
Jun-2024	$21,176	$20,110	$33,898
Jun-2025	$23,400	$22,222	$39,038
Jun-2026	$28,105	$26,690	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Aggressive Growth Fund - Class A
Without Load	20.11%	7.80%	10.73%
With Load	14.08%	6.70%	10.17%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$73,480,472
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$329,292
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.6%
Short-Term Investment	1.4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.5%
Commodity	6.6%
Equity	92.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	21.1%
Fidelity Enhanced International ETF, USD Class	14.0%
Invesco S&P SmallCap Momentum ETF	8.5%
Avantis U.S. Small Cap Value ETF	8.0%
iShares Russell Mid-Cap Growth ETF	7.2%
WisdomTree U.S. Value Fund	6.8%
First Trust Global Tactical Commodity Strategy ETF	6.6%
Invesco Nasdaq 100 ETF	5.2%
First American Government Obligations Fund, Class X	1.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Aggressive Growth Fund - Class A (LAWAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LAWAX

Ladenburg Aggressive Growth Fund

Class C (LAWCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.75%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes with tactical overweight positions to Small-Cap stocks and alternatives. Strong performance from small caps and a recently introduced commodities position enabled this fund to outperform the S&P 500 Index through the first half of the year.

Equity markets experienced volatility around the Iran conflict, which drove all major domestic indices into negative figures by the end of the first quarter. But a strong risk-on rally restored healthy stock market returns by the end of Q2. Technology stocks rebounded sharply from their first-quarter weakness, led by semiconductor companies and other businesses benefiting from continued investment in AI infrastructure, while strong earnings growth across the sector helped support returns. Small-cap stocks delivered exceptionally strong returns, but mid-cap fund performance lagged benchmark returns. Market participation also broadened to previously out-of-favor sectors, with Healthcare and Financials delivering some of the strongest performance of any sector in June. Developed market international stocks provided diversification, supported returns, and lowered total portfolio risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Aggressive Growth Fund - Class C
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$25,650
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Aggressive Growth Fund - Class C	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,080	$11,297
Jun-2017	$11,610	$13,319
Jun-2018	$12,643	$15,233
Jun-2019	$13,123	$16,820
Jun-2020	$13,483	$18,082
Jun-2021	$18,288	$25,459
Jun-2022	$15,039	$22,756
Jun-2023	$17,186	$27,215
Jun-2024	$19,617	$33,898
Jun-2025	$21,510	$39,038
Jun-2026	$25,650	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Aggressive Growth Fund - Class C	19.25%	7.00%	9.79%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$73,480,472
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$329,292
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.6%
Short-Term Investment	1.4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.5%
Commodity	6.6%
Equity	92.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	21.1%
Fidelity Enhanced International ETF, USD Class	14.0%
Invesco S&P SmallCap Momentum ETF	8.5%
Avantis U.S. Small Cap Value ETF	8.0%
iShares Russell Mid-Cap Growth ETF	7.2%
WisdomTree U.S. Value Fund	6.8%
First Trust Global Tactical Commodity Strategy ETF	6.6%
Invesco Nasdaq 100 ETF	5.2%
First American Government Obligations Fund, Class X	1.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Aggressive Growth Fund - Class C (LAWCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LAWCX

Ladenburg Aggressive Growth Fund

Class I (LAGIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.84%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes with tactical overweight positions to Small-Cap stocks and alternatives. Strong performance from small caps and a recently introduced commodities position enabled this fund to outperform the S&P 500 Index through the first half of the year.

Equity markets experienced volatility around the Iran conflict, which drove all major domestic indices into negative figures by the end of the first quarter. But a strong risk-on rally restored healthy stock market returns by the end of Q2. Technology stocks rebounded sharply from their first-quarter weakness, led by semiconductor companies and other businesses benefiting from continued investment in AI infrastructure, while strong earnings growth across the sector helped support returns. Small-cap stocks delivered exceptionally strong returns, but mid-cap fund performance lagged benchmark returns. Market participation also broadened to previously out-of-favor sectors, with Healthcare and Financials delivering some of the strongest performance of any sector in June. Developed market international stocks provided diversification, supported returns, and lowered total portfolio risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Aggressive Growth Fund - Class I
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$28,149
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Aggressive Growth Fund - Class I	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,110	$11,297
Jun-2017	$11,730	$13,319
Jun-2018	$12,900	$15,233
Jun-2019	$13,528	$16,820
Jun-2020	$14,032	$18,082
Jun-2021	$19,195	$25,459
Jun-2022	$15,929	$22,756
Jun-2023	$18,365	$27,215
Jun-2024	$21,152	$33,898
Jun-2025	$23,410	$39,038
Jun-2026	$28,149	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Aggressive Growth Fund - Class I	20.25%	7.96%	10.78%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$73,480,472
Number of Portfolio Holdings	10
Advisory Fee (net of waivers)	$329,292
Portfolio Turnover	29%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.6%
Short-Term Investment	1.4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.5%
Commodity	6.6%
Equity	92.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	21.1%
Fidelity Enhanced International ETF, USD Class	14.0%
Invesco S&P SmallCap Momentum ETF	8.5%
Avantis U.S. Small Cap Value ETF	8.0%
iShares Russell Mid-Cap Growth ETF	7.2%
WisdomTree U.S. Value Fund	6.8%
First Trust Global Tactical Commodity Strategy ETF	6.6%
Invesco Nasdaq 100 ETF	5.2%
First American Government Obligations Fund, Class X	1.5%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Aggressive Growth Fund - Class I (LAGIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LAGIX

Ladenburg Growth & Income Fund

Class A (LOWAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.95%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes and a strategic overweight position to alternatives, complemented by a distinct Core+ allocation across high-quality fixed income securities, ultimately achieving its objective of providing a robust and diversified portfolio spanning the major asset classes. Despite occasional bouts of significant volatility, diversification across stocks, bonds, and alternatives continued to work in investors’ favor, with broadly diversified portfolios charting a smoother ride than concentrated exposures. The introduction of a commodities position (scaled across Ladenburg Fund risk levels) improved the risk-return profile.

Fixed income markets delivered restrained returns through the first half of the year as geopolitical tensions, elevated inflation concerns, and shifting Fed expectations drove interest rates higher.

Equity markets experienced volatility around the Iran conflict, which drove all major domestic indices into negative figures by the end of the first quarter. But a strong risk-on rally restored healthy stock market returns by the end of Q2. Technology stocks rebounded sharply from their first-quarter weakness, as strong earnings growth supported returns. Small-cap stocks delivered exceptionally strong returns, but mid-cap fund performance lagged benchmark returns. Market participation also broadened, with Healthcare and Financials delivering some of the strongest performances of any sector in June. Developed market international stocks provided diversification, supported returns, and lowered total portfolio risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Growth & Income Fund - Class A
Ladenburg Growth & Income Fund - with load
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$21,149
$20,085
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Growth & Income Fund - Class A	Ladenburg Growth & Income Fund - with load	S&P 500® Index
Aug-2015	$10,000	$9,497	$10,000
Jun-2016	$10,050	$9,544	$11,297
Jun-2017	$11,129	$10,569	$13,319
Jun-2018	$11,841	$11,245	$15,233
Jun-2019	$12,405	$11,781	$16,820
Jun-2020	$12,730	$12,090	$18,082
Jun-2021	$15,757	$14,964	$25,459
Jun-2022	$13,558	$12,876	$22,756
Jun-2023	$15,034	$14,277	$27,215
Jun-2024	$16,735	$15,893	$33,898
Jun-2025	$18,266	$17,347	$39,038
Jun-2026	$21,149	$20,085	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Growth & Income Fund - Class A
Without Load	15.79%	6.06%	7.72%
With Load	9.98%	4.98%	7.17%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$196,380,160
Number of Portfolio Holdings	14
Advisory Fee	$907,292
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.3%
Short-Term Investment	0.7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.7%
Commodity	5.7%
Fixed Income	31.6%
Equity	62.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	14.2%
Schwab U.S. Large-Cap Growth ETF	13.1%
Fidelity Enhanced International ETF, USD Class	10.0%
PIMCO Active Bond ETF	9.9%
SPDR Doubleline Total Return Tactical ETF	7.9%
Vanguard Intermediate-Term Bond ETF	6.9%
Invesco Total Return Bond ETF	6.9%
First Trust Global Tactical Commodity Strategy ETF	5.7%
Invesco S&P SmallCap Momentum ETF	5.3%
iShares Russell Mid-Cap Growth ETF	5.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Growth & Income Fund - Class A (LOWAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LOWAX

Ladenburg Growth & Income Fund

Class C (LOWCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.68%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes and a strategic overweight position to alternatives, complemented by a distinct Core+ allocation across high-quality fixed income securities, ultimately achieving its objective of providing a robust and diversified portfolio spanning the major asset classes. Despite occasional bouts of significant volatility, diversification across stocks, bonds, and alternatives continued to work in investors’ favor, with broadly diversified portfolios charting a smoother ride than concentrated exposures. The introduction of a commodities position (scaled across Ladenburg Fund risk levels) improved the risk-return profile.

Fixed income markets delivered restrained returns through the first half of the year as geopolitical tensions, elevated inflation concerns, and shifting Fed expectations drove interest rates higher.

Equity markets experienced volatility around the Iran conflict, which drove all major domestic indices into negative figures by the end of the first quarter. But a strong risk-on rally restored healthy stock market returns by the end of Q2. Technology stocks rebounded sharply from their first-quarter weakness, as strong earnings growth supported returns. Small-cap stocks delivered exceptionally strong returns, but mid-cap fund performance lagged benchmark returns. Market participation also broadened, with Healthcare and Financials delivering some of the strongest performances of any sector in June. Developed market international stocks provided diversification, supported returns, and lowered total portfolio risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Growth & Income Fund - Class C
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$19,494
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Growth & Income Fund - Class C	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$9,990	$11,297
Jun-2017	$10,991	$13,319
Jun-2018	$11,603	$15,233
Jun-2019	$12,059	$16,820
Jun-2020	$12,289	$18,082
Jun-2021	$15,086	$25,459
Jun-2022	$12,884	$22,756
Jun-2023	$14,173	$27,215
Jun-2024	$15,660	$33,898
Jun-2025	$16,970	$39,038
Jun-2026	$19,494	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Growth & Income Fund - Class C	14.88%	5.26%	6.91%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$196,380,160
Number of Portfolio Holdings	14
Advisory Fee	$907,292
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.3%
Short-Term Investment	0.7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.7%
Commodity	5.7%
Fixed Income	31.6%
Equity	62.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	14.2%
Schwab U.S. Large-Cap Growth ETF	13.1%
Fidelity Enhanced International ETF, USD Class	10.0%
PIMCO Active Bond ETF	9.9%
SPDR Doubleline Total Return Tactical ETF	7.9%
Vanguard Intermediate-Term Bond ETF	6.9%
Invesco Total Return Bond ETF	6.9%
First Trust Global Tactical Commodity Strategy ETF	5.7%
Invesco S&P SmallCap Momentum ETF	5.3%
iShares Russell Mid-Cap Growth ETF	5.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Growth & Income Fund - Class C (LOWCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LOWCX

Ladenburg Growth & Income Fund

Class I (LOWIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.73%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes and a strategic overweight position to alternatives, complemented by a distinct Core+ allocation across high-quality fixed income securities, ultimately achieving its objective of providing a robust and diversified portfolio spanning the major asset classes. Despite occasional bouts of significant volatility, diversification across stocks, bonds, and alternatives continued to work in investors’ favor, with broadly diversified portfolios charting a smoother ride than concentrated exposures. The introduction of a commodities position (scaled across Ladenburg Fund risk levels) improved the risk-return profile.

Fixed income markets delivered restrained returns through the first half of the year as geopolitical tensions, elevated inflation concerns, and shifting Fed expectations drove interest rates higher.

Equity markets experienced volatility around the Iran conflict, which drove all major domestic indices into negative figures by the end of the first quarter. But a strong risk-on rally restored healthy stock market returns by the end of Q2. Technology stocks rebounded sharply from their first-quarter weakness, as strong earnings growth supported returns. Small-cap stocks delivered exceptionally strong returns, but mid-cap fund performance lagged benchmark returns. Market participation also broadened, with Healthcare and Financials delivering some of the strongest performances of any sector in June. Developed market international stocks provided diversification, supported returns, and lowered total portfolio risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Growth & Income Fund - Class I
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$21,587
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Growth & Income Fund - Class I	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,050	$11,297
Jun-2017	$11,128	$13,319
Jun-2018	$11,865	$15,233
Jun-2019	$12,464	$16,820
Jun-2020	$12,823	$18,082
Jun-2021	$15,907	$25,459
Jun-2022	$13,721	$22,756
Jun-2023	$15,250	$27,215
Jun-2024	$17,017	$33,898
Jun-2025	$18,620	$39,038
Jun-2026	$21,587	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Growth & Income Fund - Class I	15.94%	6.30%	7.95%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$196,380,160
Number of Portfolio Holdings	14
Advisory Fee	$907,292
Portfolio Turnover	28%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.3%
Short-Term Investment	0.7%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	0.7%
Commodity	5.7%
Fixed Income	31.6%
Equity	62.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	14.2%
Schwab U.S. Large-Cap Growth ETF	13.1%
Fidelity Enhanced International ETF, USD Class	10.0%
PIMCO Active Bond ETF	9.9%
SPDR Doubleline Total Return Tactical ETF	7.9%
Vanguard Intermediate-Term Bond ETF	6.9%
Invesco Total Return Bond ETF	6.9%
First Trust Global Tactical Commodity Strategy ETF	5.7%
Invesco S&P SmallCap Momentum ETF	5.3%
iShares Russell Mid-Cap Growth ETF	5.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Growth & Income Fund - Class I (LOWIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LOWIX

Ladenburg Growth Fund

Class A (LGWAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$109	0.95%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes and a strategic overweight position to alternatives, complemented by a smaller Core+ allocation across high-quality fixed income securities, ultimately achieving its objective of providing diversified, growth-oriented exposure. Despite occasional bouts of significant volatility, diversification across equity sectors, augmented by bonds and alternatives, continued to work in investors’ favor, with broadly diversified portfolios charting a smoother ride than concentrated exposures. The introduction of a commodities position (scaled across Ladenburg Fund risk levels) improved the risk-return profile.

Fixed income markets delivered restrained returns through the first half of the year as geopolitical tensions, elevated inflation concerns, and shifting Fed expectations drove interest rates higher.

Equity markets experienced similar volatility around the Iran conflict, which drove all major domestic indices into negative figures by the end of the first quarter. But a strong risk-on rally restored healthy stock market returns by the end of Q2. Technology stocks rebounded sharply from their first-quarter weakness, led by semiconductor companies and other businesses benefiting from continued investment in AI infrastructure, while strong earnings growth across the sector helped support returns. Small-cap stocks delivered exceptionally strong earnings and returns, but mid-cap fund performance lagged the benchmark. Market participation also broadened to previously out-of-favor sectors, with Healthcare and Financials delivering some of the strongest performance of any sector in June. Developed market international stocks provided diversification, supported returns, and lowered total portfolio risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Growth Fund - Class A
Ladenburg Growth Fund - with load
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$25,026
$23,767
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Growth Fund - Class A	Ladenburg Growth Fund - with load	S&P 500® Index
Aug-2015	$10,000	$9,497	$10,000
Jun-2016	$10,000	$9,497	$11,297
Jun-2017	$11,341	$10,771	$13,319
Jun-2018	$12,282	$11,664	$15,233
Jun-2019	$12,861	$12,214	$16,820
Jun-2020	$13,206	$12,542	$18,082
Jun-2021	$17,393	$16,518	$25,459
Jun-2022	$14,637	$13,900	$22,756
Jun-2023	$16,698	$15,858	$27,215
Jun-2024	$19,078	$18,118	$33,898
Jun-2025	$21,115	$20,052	$39,038
Jun-2026	$25,026	$23,767	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Growth Fund - Class A
Without Load	18.52%	7.55%	9.61%
With Load	12.57%	6.45%	9.04%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$151,807,062
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$673,641
Portfolio Turnover	30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investment	1.2%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	1.2%
Commodity	6.6%
Fixed Income	12.7%
Equity	79.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	19.1%
Schwab U.S. Large-Cap Growth ETF	18.1%
Fidelity Enhanced International ETF, USD Class	12.9%
First Trust Global Tactical Commodity Strategy ETF	6.6%
Invesco S&P SmallCap Momentum ETF	6.3%
iShares Russell Mid-Cap Growth ETF	6.2%
Avantis U.S. Small Cap Value ETF	6.0%
WisdomTree U.S. Value Fund	5.8%
Invesco Nasdaq 100 ETF	5.1%
Invesco Total Return Bond ETF	4.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Growth Fund - Class A (LGWAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LGWAX

Ladenburg Growth Fund

Class C (LGWCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$190	1.75%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes and a strategic overweight position to alternatives, complemented by a smaller Core+ allocation across high-quality fixed income securities, ultimately achieving its objective of providing diversified, growth-oriented exposure. Despite occasional bouts of significant volatility, diversification across equity sectors, augmented by bonds and alternatives, continued to work in investors’ favor, with broadly diversified portfolios charting a smoother ride than concentrated exposures. The introduction of a commodities position (scaled across Ladenburg Fund risk levels) improved the risk-return profile.

Fixed income markets delivered restrained returns through the first half of the year as geopolitical tensions, elevated inflation concerns, and shifting Fed expectations drove interest rates higher.

Equity markets experienced similar volatility around the Iran conflict, which drove all major domestic indices into negative figures by the end of the first quarter. But a strong risk-on rally restored healthy stock market returns by the end of Q2. Technology stocks rebounded sharply from their first-quarter weakness, led by semiconductor companies and other businesses benefiting from continued investment in AI infrastructure, while strong earnings growth across the sector helped support returns. Small-cap stocks delivered exceptionally strong earnings and returns, but mid-cap fund performance lagged the benchmark. Market participation also broadened to previously out-of-favor sectors, with Healthcare and Financials delivering some of the strongest performance of any sector in June. Developed market international stocks provided diversification, supported returns, and lowered total portfolio risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Growth Fund - Class C
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$23,079
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Growth Fund - Class C	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$9,940	$11,297
Jun-2017	$11,190	$13,319
Jun-2018	$12,035	$15,233
Jun-2019	$12,506	$16,820
Jun-2020	$12,743	$18,082
Jun-2021	$16,655	$25,459
Jun-2022	$13,917	$22,756
Jun-2023	$15,757	$27,215
Jun-2024	$17,866	$33,898
Jun-2025	$19,628	$39,038
Jun-2026	$23,079	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Growth Fund - Class C	17.58%	6.74%	8.79%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$151,807,062
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$673,641
Portfolio Turnover	30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investment	1.2%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	1.2%
Commodity	6.6%
Fixed Income	12.7%
Equity	79.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	19.1%
Schwab U.S. Large-Cap Growth ETF	18.1%
Fidelity Enhanced International ETF, USD Class	12.9%
First Trust Global Tactical Commodity Strategy ETF	6.6%
Invesco S&P SmallCap Momentum ETF	6.3%
iShares Russell Mid-Cap Growth ETF	6.2%
Avantis U.S. Small Cap Value ETF	6.0%
WisdomTree U.S. Value Fund	5.8%
Invesco Nasdaq 100 ETF	5.1%
Invesco Total Return Bond ETF	4.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Growth Fund - Class C (LGWCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LGWCX

Ladenburg Growth Fund

Class I (LGWIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.74%

How did the Fund perform during the reporting period?

The Fund maintained diversified exposure across equity style boxes and a strategic overweight position to alternatives, complemented by a smaller Core+ allocation across high-quality fixed income securities, ultimately achieving its objective of providing diversified, growth-oriented exposure. Despite occasional bouts of significant volatility, diversification across equity sectors, augmented by bonds and alternatives, continued to work in investors’ favor, with broadly diversified portfolios charting a smoother ride than concentrated exposures. The introduction of a commodities position (scaled across Ladenburg Fund risk levels) improved the risk-return profile.

Fixed income markets delivered restrained returns through the first half of the year as geopolitical tensions, elevated inflation concerns, and shifting Fed expectations drove interest rates higher.

Equity markets experienced similar volatility around the Iran conflict, which drove all major domestic indices into negative figures by the end of the first quarter. But a strong risk-on rally restored healthy stock market returns by the end of Q2. Technology stocks rebounded sharply from their first-quarter weakness, led by semiconductor companies and other businesses benefiting from continued investment in AI infrastructure, while strong earnings growth across the sector helped support returns. Small-cap stocks delivered exceptionally strong earnings and returns, but mid-cap fund performance lagged the benchmark. Market participation also broadened to previously out-of-favor sectors, with Healthcare and Financials delivering some of the strongest performance of any sector in June. Developed market international stocks provided diversification, supported returns, and lowered total portfolio risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Growth Fund - Class I
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$25,479
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Growth Fund - Class I	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,000	$11,297
Jun-2017	$11,328	$13,319
Jun-2018	$12,314	$15,233
Jun-2019	$12,928	$16,820
Jun-2020	$13,294	$18,082
Jun-2021	$17,532	$25,459
Jun-2022	$14,790	$22,756
Jun-2023	$16,900	$27,215
Jun-2024	$19,351	$33,898
Jun-2025	$21,455	$39,038
Jun-2026	$25,479	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Growth Fund - Class I	18.75%	7.76%	9.80%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$151,807,062
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$673,641
Portfolio Turnover	30%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.8%
Short-Term Investment	1.2%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	1.2%
Commodity	6.6%
Fixed Income	12.7%
Equity	79.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	19.1%
Schwab U.S. Large-Cap Growth ETF	18.1%
Fidelity Enhanced International ETF, USD Class	12.9%
First Trust Global Tactical Commodity Strategy ETF	6.6%
Invesco S&P SmallCap Momentum ETF	6.3%
iShares Russell Mid-Cap Growth ETF	6.2%
Avantis U.S. Small Cap Value ETF	6.0%
WisdomTree U.S. Value Fund	5.8%
Invesco Nasdaq 100 ETF	5.1%
Invesco Total Return Bond ETF	4.9%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Growth Fund - Class I (LGWIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LGWIX

Ladenburg Income & Growth Fund

Class A (LNOAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.00%

How did the Fund perform during the reporting period?

The Fund maintained a strategic overweight position in high-quality fixed income securities, augmented by equity and alternative allocations, which ultimately delivered a fairly conservative, diversified allocation across the major asset classes. Stocks played a secondary role but added substantially to the Fund’s returns this year.

Fixed income markets delivered restrained returns through the first half of the year as geopolitical tensions, elevated inflation concerns, and shifting Fed expectations drove interest rates higher.

Equity markets experienced similar volatility around the Iran conflict, which drove all major domestic indices into negative figures by the end of the first quarter. But a strong risk-on rally restored healthy stock market returns by the end of Q2. Small-cap stocks delivered exceptionally strong returns. Market participation also broadened, with Healthcare and Financials delivering some of the strongest performances of any sector in June. Developed market international stocks provided diversification, supported returns, and lowered total portfolio risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Income & Growth Fund - Class A
Ladenburg Income & Growth Fund - with load
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$17,422
$16,546
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Income & Growth Fund - Class A	Ladenburg Income & Growth Fund - with load	S&P 500® Index
Aug-2015	$10,000	$9,497	$10,000
Jun-2016	$10,050	$9,544	$11,297
Jun-2017	$10,826	$10,281	$13,319
Jun-2018	$11,225	$10,660	$15,233
Jun-2019	$11,809	$11,215	$16,820
Jun-2020	$12,058	$11,451	$18,082
Jun-2021	$14,012	$13,307	$25,459
Jun-2022	$12,271	$11,653	$22,756
Jun-2023	$13,218	$12,552	$27,215
Jun-2024	$14,346	$13,624	$33,898
Jun-2025	$15,583	$14,799	$39,038
Jun-2026	$17,422	$16,546	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Income & Growth Fund - Class A
Without Load	11.80%	4.45%	5.66%
With Load	6.20%	3.39%	5.11%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$60,734,079
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$302,232
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.6%
Short-Term Investment	1.4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	1.4%
Commodity	5.7%
Equity	41.6%
Fixed Income	51.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.8%
SPDR Doubleline Total Return Tactical ETF	11.9%
Vanguard Intermediate-Term Bond ETF	10.8%
Invesco Total Return Bond ETF	10.8%
Schwab U.S. Large-Cap Value ETF	10.1%
Schwab U.S. Large-Cap Growth ETF	9.1%
Fidelity Enhanced International ETF, USD Class	7.0%
First Trust Global Tactical Commodity Strategy ETF	5.7%
Invesco S&P SmallCap Momentum ETF	3.2%
iShares Russell Mid-Cap Growth ETF	3.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Income & Growth Fund - Class A (LNOAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LNOAX

Ladenburg Income & Growth Fund

Class C (LNOCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.75%

How did the Fund perform during the reporting period?

The Fund maintained a strategic overweight position in high-quality fixed income securities, augmented by equity and alternative allocations, which ultimately delivered a fairly conservative, diversified allocation across the major asset classes. Stocks played a secondary role but added substantially to the Fund’s returns this year.

Fixed income markets delivered restrained returns through the first half of the year as geopolitical tensions, elevated inflation concerns, and shifting Fed expectations drove interest rates higher.

Equity markets experienced similar volatility around the Iran conflict, which drove all major domestic indices into negative figures by the end of the first quarter. But a strong risk-on rally restored healthy stock market returns by the end of Q2. Small-cap stocks delivered exceptionally strong returns. Market participation also broadened, with Healthcare and Financials delivering some of the strongest performances of any sector in June. Developed market international stocks provided diversification, supported returns, and lowered total portfolio risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Income & Growth Fund - Class C
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$16,093
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Income & Growth Fund - Class C	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,160	$11,297
Jun-2017	$10,756	$13,319
Jun-2018	$11,069	$15,233
Jun-2019	$11,545	$16,820
Jun-2020	$11,702	$18,082
Jun-2021	$13,503	$25,459
Jun-2022	$11,688	$22,756
Jun-2023	$12,496	$27,215
Jun-2024	$13,464	$33,898
Jun-2025	$14,502	$39,038
Jun-2026	$16,093	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Income & Growth Fund - Class C	10.97%	3.57%	4.71%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$60,734,079
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$302,232
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.6%
Short-Term Investment	1.4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	1.4%
Commodity	5.7%
Equity	41.6%
Fixed Income	51.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.8%
SPDR Doubleline Total Return Tactical ETF	11.9%
Vanguard Intermediate-Term Bond ETF	10.8%
Invesco Total Return Bond ETF	10.8%
Schwab U.S. Large-Cap Value ETF	10.1%
Schwab U.S. Large-Cap Growth ETF	9.1%
Fidelity Enhanced International ETF, USD Class	7.0%
First Trust Global Tactical Commodity Strategy ETF	5.7%
Invesco S&P SmallCap Momentum ETF	3.2%
iShares Russell Mid-Cap Growth ETF	3.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Income & Growth Fund - Class C (LNOCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LNOCX

Ladenburg Income & Growth Fund

Class I (LNOIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$90	0.85%

How did the Fund perform during the reporting period?

The Fund maintained a strategic overweight position in high-quality fixed income securities, augmented by equity and alternative allocations, which ultimately delivered a fairly conservative, diversified allocation across the major asset classes. Stocks played a secondary role but added substantially to the Fund’s returns this year.

Fixed income markets delivered restrained returns through the first half of the year as geopolitical tensions, elevated inflation concerns, and shifting Fed expectations drove interest rates higher.

Equity markets experienced similar volatility around the Iran conflict, which drove all major domestic indices into negative figures by the end of the first quarter. But a strong risk-on rally restored healthy stock market returns by the end of Q2. Small-cap stocks delivered exceptionally strong returns. Market participation also broadened, with Healthcare and Financials delivering some of the strongest performances of any sector in June. Developed market international stocks provided diversification, supported returns, and lowered total portfolio risk.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Income & Growth Fund - Class I
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$17,812
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Income & Growth Fund - Class I	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,120	$11,297
Jun-2017	$10,899	$13,319
Jun-2018	$11,332	$15,233
Jun-2019	$11,946	$16,820
Jun-2020	$12,219	$18,082
Jun-2021	$14,222	$25,459
Jun-2022	$12,478	$22,756
Jun-2023	$13,457	$27,215
Jun-2024	$14,628	$33,898
Jun-2025	$15,901	$39,038
Jun-2026	$17,812	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Income & Growth Fund - Class I	12.02%	4.60%	5.82%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$60,734,079
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$302,232
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	98.6%
Short-Term Investment	1.4%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market Funds	1.4%
Commodity	5.7%
Equity	41.6%
Fixed Income	51.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PIMCO Active Bond ETF	17.8%
SPDR Doubleline Total Return Tactical ETF	11.9%
Vanguard Intermediate-Term Bond ETF	10.8%
Invesco Total Return Bond ETF	10.8%
Schwab U.S. Large-Cap Value ETF	10.1%
Schwab U.S. Large-Cap Growth ETF	9.1%
Fidelity Enhanced International ETF, USD Class	7.0%
First Trust Global Tactical Commodity Strategy ETF	5.7%
Invesco S&P SmallCap Momentum ETF	3.2%
iShares Russell Mid-Cap Growth ETF	3.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Income & Growth Fund - Class I (LNOIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LNOIX

Ladenburg Income Fund

Class A (LNCAX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.00%

How did the Fund perform during the reporting period?

The Fund maintained its strategic focus on high-quality fixed income securities, complemented by alternatives and smaller equity allocations, ultimately achieving its objective of providing a conservative, diversified allocation across the major asset classes. The introduction of a commodities position (scaled across Ladenburg Fund risk levels) improved the risk-return profile.

Fixed income markets delivered restrained returns through the first half of the year as geopolitical tensions, elevated inflation concerns, and shifting Fed expectations drove interest rates higher. Treasury yields moved higher across much of the curve as markets went from anticipating rate cuts at the start of the year to pricing in the possibility of rate hikes following the surge in energy prices caused by the conflict in the Middle East. As oil retreated, yields moved lower, which supported bond returns.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Income Fund - Class A
Ladenburg Income Fund - with load
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$14,554
$13,821
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Income Fund - Class A	Ladenburg Income Fund - with load	S&P 500® Index
Aug-2015	$10,000	$9,497	$10,000
Jun-2016	$10,190	$9,677	$11,297
Jun-2017	$10,648	$10,112	$13,319
Jun-2018	$10,803	$10,260	$15,233
Jun-2019	$11,377	$10,805	$16,820
Jun-2020	$11,683	$11,095	$18,082
Jun-2021	$12,645	$12,009	$25,459
Jun-2022	$11,188	$10,625	$22,756
Jun-2023	$11,687	$11,098	$27,215
Jun-2024	$12,308	$11,688	$33,898
Jun-2025	$13,422	$12,747	$39,038
Jun-2026	$14,554	$13,821	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Income Fund - Class A
Without Load	8.43%	2.85%	3.63%
With Load	2.99%	1.80%	3.10%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$9,551,026
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$0
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.9%
Short-Term Investment	2.1%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Commodity	4.8%
Equity	24.8%
Fixed Income	68.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PIMCO Active Bond ETF	21.9%
Vanguard Intermediate-Term Bond ETF	17.9%
SPDR Doubleline Total Return Tactical ETF	15.9%
Invesco Total Return Bond ETF	12.7%
Schwab U.S. Large-Cap Value ETF	5.1%
Schwab U.S. Large-Cap Growth ETF	5.1%
First Trust Global Tactical Commodity Strategy ETF	4.8%
Fidelity Enhanced International ETF, USD Class	4.0%
WisdomTree U.S. Value Fund	2.2%
iShares Russell Mid-Cap Growth ETF	2.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Income Fund - Class A (LNCAX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LNCAX

Ladenburg Income Fund

Class C (LNCCX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.75%

How did the Fund perform during the reporting period?

The Fund maintained its strategic focus on high-quality fixed income securities, complemented by alternatives and smaller equity allocations, ultimately achieving its objective of providing a conservative, diversified allocation across the major asset classes. The introduction of a commodities position (scaled across Ladenburg Fund risk levels) improved the risk-return profile.

Fixed income markets delivered restrained returns through the first half of the year as geopolitical tensions, elevated inflation concerns, and shifting Fed expectations drove interest rates higher. Treasury yields moved higher across much of the curve as markets went from anticipating rate cuts at the start of the year to pricing in the possibility of rate hikes following the surge in energy prices caused by the conflict in the Middle East. As oil retreated, yields moved lower, which supported bond returns.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Income Fund - Class C
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$13,165
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Income Fund - Class C	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,180	$11,297
Jun-2017	$10,547	$13,319
Jun-2018	$10,626	$15,233
Jun-2019	$11,105	$16,820
Jun-2020	$11,322	$18,082
Jun-2021	$12,167	$25,459
Jun-2022	$10,684	$22,756
Jun-2023	$11,077	$27,215
Jun-2024	$11,578	$33,898
Jun-2025	$12,392	$39,038
Jun-2026	$13,165	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Income Fund - Class C	6.24%	1.59%	2.60%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$9,551,026
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$0
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.9%
Short-Term Investment	2.1%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Commodity	4.8%
Equity	24.8%
Fixed Income	68.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PIMCO Active Bond ETF	21.9%
Vanguard Intermediate-Term Bond ETF	17.9%
SPDR Doubleline Total Return Tactical ETF	15.9%
Invesco Total Return Bond ETF	12.7%
Schwab U.S. Large-Cap Value ETF	5.1%
Schwab U.S. Large-Cap Growth ETF	5.1%
First Trust Global Tactical Commodity Strategy ETF	4.8%
Fidelity Enhanced International ETF, USD Class	4.0%
WisdomTree U.S. Value Fund	2.2%
iShares Russell Mid-Cap Growth ETF	2.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Income Fund - Class C (LNCCX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LNCCX

Ladenburg Income Fund

Class I (LNCIX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.ladenburgfunds.com/shareholder-services.aspx. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.85%

How did the Fund perform during the reporting period?

The Fund maintained its strategic focus on high-quality fixed income securities, complemented by alternatives and smaller equity allocations, ultimately achieving its objective of providing a conservative, diversified allocation across the major asset classes. The introduction of a commodities position (scaled across Ladenburg Fund risk levels) improved the risk-return profile.

Fixed income markets delivered restrained returns through the first half of the year as geopolitical tensions, elevated inflation concerns, and shifting Fed expectations drove interest rates higher. Treasury yields moved higher across much of the curve as markets went from anticipating rate cuts at the start of the year to pricing in the possibility of rate hikes following the surge in energy prices caused by the conflict in the Middle East. As oil retreated, yields moved lower, which supported bond returns.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Ladenburg Income Fund - Class I
S&P 500® Index
$48,000
$40,000
$32,000
$24,000
$16,000
$8,000
$47,753
$14,772
Aug-2015
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	Ladenburg Income Fund - Class I	S&P 500® Index
Aug-2015	$10,000	$10,000
Jun-2016	$10,170	$11,297
Jun-2017	$10,643	$13,319
Jun-2018	$10,821	$15,233
Jun-2019	$11,426	$16,820
Jun-2020	$11,749	$18,082
Jun-2021	$12,741	$25,459
Jun-2022	$11,281	$22,756
Jun-2023	$11,802	$27,215
Jun-2024	$12,453	$33,898
Jun-2025	$13,607	$39,038
Jun-2026	$14,772	$47,753

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Ladenburg Income Fund - Class I	8.56%	3.00%	3.80%
S&P 500® Index	22.32%	13.41%	15.51%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-877-803-6583.

Fund Statistics

Table Summary
Net Assets	$9,551,026
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$0
Portfolio Turnover	13%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	97.9%
Short-Term Investment	2.1%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	2.1%
Commodity	4.8%
Equity	24.8%
Fixed Income	68.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
PIMCO Active Bond ETF	21.9%
Vanguard Intermediate-Term Bond ETF	17.9%
SPDR Doubleline Total Return Tactical ETF	15.9%
Invesco Total Return Bond ETF	12.7%
Schwab U.S. Large-Cap Value ETF	5.1%
Schwab U.S. Large-Cap Growth ETF	5.1%
First Trust Global Tactical Commodity Strategy ETF	4.8%
Fidelity Enhanced International ETF, USD Class	4.0%
WisdomTree U.S. Value Fund	2.2%
iShares Russell Mid-Cap Growth ETF	2.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Ladenburg Income Fund - Class I (LNCIX)

Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.ladenburgfunds.com/shareholder-services.aspx ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

  Updated performance information

TSR-AR 063026-LNCIX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that Anthony J. Hertl, Mark H. Taylor and Mark Gersten are audit committee financial experts, as defined in Item 3 of Form N-CSR. Anthony J. Hertl, Mark H. Taylor and Mark Gersten are independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026	$72,000
2025	$70,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026	$16,000
2025	$15,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2026 and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2026 and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)        Long Form Financial Statements

Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Annual Financial Statements and

Additional Information

June 30, 2026

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.0%
	COMMODITY - 4.8%
16,830	First Trust Global Tactical Commodity Strategy ETF	$455,252

	EQUITY - 24.8%
1,548	Avantis U.S. Small Cap Value ETF	193,128
9,583	Fidelity Enhanced International ETF, USD Class	384,566
653	Invesco Nasdaq 100 ETF	197,839
2,171	Invesco S&P SmallCap Momentum ETF	203,271
1,431	iShares Russell Mid-Cap Growth ETF	209,513
14,338	Schwab U.S. Large-Cap Growth ETF	485,198
13,983	Schwab U.S. Large-Cap Value ETF	486,749
2,063	WisdomTree U.S. Value Fund	209,848
		2,370,112
	FIXED INCOME - 68.4%
26,002	Invesco Total Return Bond ETF	1,218,714
22,668	PIMCO Active Bond ETF	2,090,216
38,503	SPDR Doubleline Total Return Tactical ETF	1,519,713
22,263	Vanguard Intermediate-Term Bond ETF	1,707,572
		6,536,215

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,231,568)	9,361,579

Shares		Fair Value
	SHORT-TERM INVESTMENT — 2.1%
	MONEY MARKET FUND - 2.1%
199,090	First American Government Obligations Fund, Class X, 3.57% (Cost $199,090)(a)	199,090

	TOTAL INVESTMENTS - 100.1% (Cost $9,430,658)	$9,560,669
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(9,643)
	NET ASSETS - 100.0%	$9,551,026

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	COMMODITY - 5.7%
127,665	First Trust Global Tactical Commodity Strategy ETF	$3,453,338

	EQUITY - 41.6%
14,686	Avantis U.S. Small Cap Value ETF	1,832,225
106,009	Fidelity Enhanced International ETF, USD Class	4,254,141
6,198	Invesco Nasdaq 100 ETF	1,877,808
20,591	Invesco S&P SmallCap Momentum ETF	1,927,935
13,033	iShares Russell Mid-Cap Growth ETF	1,908,162
163,151	Schwab U.S. Large-Cap Growth ETF	5,521,030
176,787	Schwab U.S. Large-Cap Value ETF	6,153,956
17,522	WisdomTree U.S. Value Fund	1,782,338
		25,257,595
	FIXED INCOME - 51.3%
140,182	Invesco Total Return Bond ETF	6,570,330
117,239	PIMCO Active Bond ETF	10,810,608
182,542	SPDR Doubleline Total Return Tactical ETF	7,204,933
86,004	Vanguard Intermediate-Term Bond ETF	6,596,507
		31,182,378

	TOTAL EXCHANGE-TRADED FUNDS (Cost $53,694,011)	59,893,311

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.4%
	MONEY MARKET FUND - 1.4%
856,046	First American Government Obligations Fund, Class X, 3.57% (Cost $856,046)(a)	856,046

	TOTAL INVESTMENTS - 100.0% (Cost $54,550,057)	$60,749,357
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(15,278)
	NET ASSETS - 100.0%	$60,734,079

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.3%
	COMMODITY - 5.7%
412,774	First Trust Global Tactical Commodity Strategy ETF	$11,165,537

	EQUITY - 62.0%
79,140	Avantis U.S. Small Cap Value ETF	9,873,506
489,649	Fidelity Enhanced International ETF, USD Class	19,649,614
26,720	Invesco Nasdaq 100 ETF	8,095,358
110,960	Invesco S&P SmallCap Momentum ETF	10,389,185
69,510	iShares Russell Mid-Cap Growth ETF	10,176,959
761,955	Schwab U.S. Large-Cap Growth ETF	25,784,557
800,236	Schwab U.S. Large-Cap Value ETF	27,856,216
99,009	WisdomTree U.S. Value Fund	10,071,195
		121,896,590
	FIXED INCOME - 31.6%
288,427	Invesco Total Return Bond ETF	13,518,573
210,591	PIMCO Active Bond ETF	19,418,596
393,470	SPDR Doubleline Total Return Tactical ETF	15,530,261
176,955	Vanguard Intermediate-Term Bond ETF	13,572,449
		62,039,879

	TOTAL EXCHANGE-TRADED FUNDS (Cost $159,780,405)	195,102,006

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
1,365,435	First American Government Obligations Fund, Class X, 3.57% (Cost $1,365,435)(a)	1,365,435

	TOTAL INVESTMENTS - 100.0% (Cost $161,145,840)	$196,467,441
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(87,281)
	NET ASSETS - 100.0%	$196,380,160

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.8%
	COMMODITY - 6.6%
369,869	First Trust Global Tactical Commodity Strategy ETF	$10,004,956

	EQUITY - 79.5%
72,940	Avantis U.S. Small Cap Value ETF	9,099,994
488,896	Fidelity Enhanced International ETF, USD Class	19,619,396
25,653	Invesco Nasdaq 100 ETF	7,772,089
102,272	Invesco S&P SmallCap Momentum ETF	9,575,727
64,065	iShares Russell Mid-Cap Growth ETF	9,379,757
810,302	Schwab U.S. Large-Cap Growth ETF	27,420,621
834,126	Schwab U.S. Large-Cap Value ETF	29,035,927
87,028	WisdomTree U.S. Value Fund	8,852,488
		120,755,999
	FIXED INCOME - 12.7%
158,233	Invesco Total Return Bond ETF	7,416,381
64,697	PIMCO Active Bond ETF	5,965,710
77,662	Vanguard Intermediate-Term Bond ETF	5,956,675
		19,338,766

	TOTAL EXCHANGE-TRADED FUNDS (Cost $114,317,439)	150,099,721

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
1,756,731	First American Government Obligations Fund, Class X, 3.57% (Cost $1,756,731)(a)	1,756,731

	TOTAL INVESTMENTS - 100.0% (Cost $116,074,170)	$151,856,452
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(49,390)
	NET ASSETS - 100.0%	$151,807,062

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
June 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	COMMODITY - 6.6%
179,513	First Trust Global Tactical Commodity Strategy ETF	$4,855,827

	EQUITY - 92.0%
47,201	Avantis U.S. Small Cap Value ETF	5,888,797
255,534	Fidelity Enhanced International ETF, USD Class	10,254,579
12,451	Invesco Nasdaq 100 ETF	3,772,279
66,181	Invesco S&P SmallCap Momentum ETF	6,196,527
36,275	iShares Russell Mid-Cap Growth ETF	5,311,023
458,817	Schwab U.S. Large-Cap Growth ETF	15,526,367
447,449	Schwab U.S. Large-Cap Value ETF	15,575,700
49,277	WisdomTree U.S. Value Fund	5,012,456
		67,537,728

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,442,435)	72,393,555

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.5%
	MONEY MARKET FUND - 1.5%
1,129,497	First American Government Obligations Fund, Class X, 3.57% (Cost $1,129,497)(a)	1,129,497

	TOTAL INVESTMENTS - 100.1% (Cost $53,571,932)	$73,523,052
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(42,580)
	NET ASSETS - 100.0%	$73,480,472

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes which are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026

			Ladenburg	Ladenburg			Ladenburg
	Ladenburg		Income &	Growth &	Ladenburg		Aggressive
	Income		Growth	Income	Growth		Growth
	Fund		Fund	Fund	Fund		Fund
Assets:
Investments in Securities at Cost	$9,430,658		$54,550,057	$161,145,840	$116,074,170		$53,571,932
Investments in Securities at Value	$9,560,669		$60,749,357	$196,467,441	$151,856,452		$73,523,052
Due from Advisor	10,130		—	—	—		—
Receivable for Fund Shares Sold	—		50,320	109,805	154,069		26,948
Dividends and Interest Receivable	366		1,639	4,975	8,128		3,616
Prepaid Expenses and Other Assets	7,898		13,982	20,331	27,356		15,059
Total Assets	9,579,063		60,815,298	196,602,552	152,046,005		73,568,675

Liabilities:
Redemptions Payable	4,991		24,981	109,725	152,646		37,472
Payable to Related Parties	3,758		10,434	24,167	19,641		9,412
Accrued Advisory Fees	—		24,652	79,790	61,568		36,737
Accrued Distribution Fees	66		207	423	208		261
Accrued Expenses and Other Liabilities	19,222		20,945	8,287	4,880		4,321
Total Liabilities	28,037		81,219	222,392	238,943		88,203

Net Assets	$9,551,026		$60,734,079	$196,380,160	$151,807,062		$73,480,472

Composition of Net Assets:
At June 30, 2026, Net Assets consisted of:
Paid-in-Capital	$8,983,869		$50,072,321	$144,021,037	$103,946,957		$49,126,085
Accumulated Earnings	567,157		10,661,758	52,359,123	47,860,105		24,354,387
Net Assets	$9,551,026		$60,734,079	$196,380,160	$151,807,062		$73,480,472

Class A Net Assets	$247,378		$483,341	$1,892,341	$675,919		$959,701
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	21,833		35,762	117,560	34,561		42,910
Net Asset Value and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.33		$13.52	$16.10	$19.56		$22.37
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$11.93		$14.23	$16.95	$20.59		$23.55

Class C Net Assets	$13		$121,941	$50,301	$50,914		$13,997
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1		9,308	3,259	2,675		664
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.16	(b)	$13.10	$15.43	$19.04	(b)	$21.09	(b)

Class I Net Assets	$9,303,635		$60,128,797	$194,437,518	$151,080,229		$72,506,774
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	828,289		4,445,550	12,014,127	7,771,878		3,314,843
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.23		$13.53	$16.18	$19.44		$21.87

(a)	On investments of $50,000 or more, the offering price is reduced. See Note 1 in the Notes to Financial Statements.

(b)	Net asset value does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2026

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$365,064	$1,871,104	$4,335,711	$2,436,548	$978,927
Interest Income	5,604	26,355	64,741	84,642	64,108
Total Investment Income	370,668	1,897,459	4,400,452	2,521,190	1,043,035

Expenses:
Investment Advisory Fees	49,625	302,670	907,292	673,662	329,592
Distribution Fees - Class A	636	1,043	4,627	1,508	1,947
Distribution Fees - Class C	—	1,159	79	493	112
Registration & Filing Fees	34,710	28,098	41,894	32,692	40,354
Administration Fees	24,097	49,213	111,952	89,143	50,820
Audit Fees	16,817	18,776	18,802	18,802	18,780
Trustees’ Fees	15,890	15,854	19,965	15,893	16,100
Third Party Administrative Services Fees	7,900	42,457	127,714	81,912	39,888
Chief Compliance Officer Fees	5,882	8,920	15,926	16,161	9,078
Custody Fees	4,941	4,717	5,085	6,348	4,742
Transfer Agent Fees	4,750	18,058	38,874	30,189	17,852
Legal Fees	3,778	12,466	19,057	11,827	9,364
Miscellaneous Expenses	3,290	2,875	882	2,919	4,274
Insurance Expense	2,572	3,022	3,293	3,064	3,141
Printing Expense	1,773	4,917	14,416	16,502	8,624
Total Expenses	176,661	514,245	1,329,858	1,001,115	554,668
Less: Expenses Waived/Reimbursed by the Advisor	(91,931)	(438)	—	(21)	(300)
Net Expenses	84,730	513,807	1,329,858	1,001,094	554,368
Net Investment Income	285,938	1,383,652	3,070,594	1,520,096	488,667

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	591,370	5,152,262	18,988,207	13,819,279	4,643,892
Net Change in Unrealized Appreciation (Depreciation) on Investments	(50,594)	300,716	4,959,905	8,066,566	7,173,696
Net Realized and Unrealized Gain on Investments	540,776	5,452,978	23,948,112	21,885,845	11,817,588

Net Increase in Net Assets Resulting From Operations	$826,714	$6,836,630	$27,018,706	$23,405,941	$12,306,255

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
Operations:
Net Investment Income	$285,938	$301,289
Net Realized Gain on Investments	591,370	553,383
Net Change in Unrealized Appreciation (Depreciation) on Investments	(50,594)	122,668
Net Increase in Net Assets Resulting From Operations	826,714	977,340

Distributions to Shareholders:
Total Distributions Paid
Class A	(8,191)	(12,798)
Class I	(335,038)	(521,110)
Net Decrease in Net Assets from Distributions to Shareholders	(343,229)	(533,908)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	—	43
Distributions Reinvested	6,594	12,421
Payment for Shares Redeemed	(28,639)	(72,637)
Class C
Payment for Shares Redeemed	—	(16,952)
Class I
Proceeds from Shares Issued	1,824,007	2,030,105
Distributions Reinvested	292,497	474,520
Payment for Shares Redeemed	(3,222,758)	(3,926,974)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(1,128,299)	(1,499,474)

Total Decrease in Net Assets	(644,814)	(1,056,042)

Net Assets:
Beginning of Year	10,195,840	11,251,882
End of Year	$9,551,026	$10,195,840

Share Activity
Class A
Shares Reinvested	594	1,168
Shares Redeemed	(2,570)	(6,686)
Net Decrease in Shares of Beneficial Interest Outstanding	(1,976)	(5,518)

Class C
Shares Redeemed	—	(1,638)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	—	(1,638)

Class I
Shares Sold	165,521	189,236
Shares Reinvested	26,563	44,957
Shares Redeemed	(292,041)	(366,975)
Net Decrease in Shares of Beneficial Interest Outstanding	(99,957)	(132,782)

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
Operations:
Net Investment Income	$1,383,652	$1,318,208
Net Realized Gain on Investments	5,152,262	4,744,763
Net Change in Unrealized Appreciation (Depreciation) on Investments	300,716	(802,743)
Net Increase in Net Assets Resulting From Operations	6,836,630	5,260,228

Distributions to Shareholders:
Total Distributions Paid
Class A	(14,404)	(29,544)
Class C	(3,529)	(9,033)
Class I	(2,224,243)	(5,470,630)
Net Decrease in Net Assets from Distributions to Shareholders	(2,242,176)	(5,509,207)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	136,738	9
Distributions Reinvested	14,404	29,544
Payment for Shares Redeemed	(7,618)	(478,554)
Class C
Proceeds from Shares Issued	—	3
Distributions Reinvested	3,529	9,033
Class I
Proceeds from Shares Issued	9,698,667	10,132,579
Distributions Reinvested	2,057,997	4,994,693
Payment for Shares Redeemed	(15,701,200)	(15,930,899)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(3,797,483)	(1,243,592)

Total Increase (Decrease) in Net Assets	796,971	(1,492,571)

Net Assets:
Beginning of Year	59,937,108	61,429,679
End of Year	$60,734,079	$59,937,108

Share Activity
Class A
Shares Sold	10,577	—
Shares Reinvested	1,107	2,382
Shares Redeemed	(582)	(35,548)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	11,102	(33,166)

Class C
Shares Reinvested	280	755
Net Increase in Shares of Beneficial Interest Outstanding	280	755

Class I
Shares Sold	743,076	802,821
Shares Reinvested	158,003	404,192
Shares Redeemed	(1,203,947)	(1,245,899)
Net Decrease in Shares of Beneficial Interest Outstanding	(302,868)	(38,886)

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
Operations:
Net Investment Income	$3,070,594	$2,714,618
Net Realized Gain on Investments	18,988,207	12,972,315
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,959,905	(438,255)
Net Increase in Net Assets Resulting From Operations	27,018,706	15,248,678

Distributions to Shareholders:
Total Distributions Paid
Class A	(63,935)	(106,802)
Class C	(276)	(355)
Class I	(6,469,566)	(14,583,070)
Net Decrease in Net Assets from Distributions to Shareholders	(6,533,777)	(14,690,227)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	3,517	528,991
Distributions Reinvested	42,442	100,355
Payment for Shares Redeemed	(126,026)	(59,211)
Class C
Proceeds from Shares Issued	45,000	200
Distributions Reinvested	275	350
Payment for Shares Redeemed	(70)	(20,123)
Class I
Proceeds from Shares Issued	31,996,858	33,713,565
Distributions Reinvested	5,967,684	13,274,567
Payment for Shares Redeemed	(31,657,283)	(44,032,163)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	6,272,397	3,506,531

Total Increase in Net Assets	26,757,326	4,064,982

Net Assets:
Beginning of Year	169,622,834	165,557,852
End of Year	$196,380,160	$169,622,834

Share Activity
Class A
Shares Sold	225	37,763
Shares Reinvested	2,800	7,117
Shares Redeemed	(8,242)	(4,147)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(5,217)	40,733

Class C
Shares Sold	2,924	14
Shares Reinvested	18	26
Shares Redeemed	(5)	(1,431)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	2,937	(1,391)

Class I
Shares Sold	2,095,939	2,325,498
Shares Reinvested	391,283	935,920
Shares Redeemed	(2,075,480)	(3,017,314)
Net Increase in Shares of Beneficial Interest Outstanding	411,742	244,104

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
Operations:
Net Investment Income	$1,520,096	$1,113,765
Net Realized Gain on Investments	13,819,279	13,813,649
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,066,566	(2,259,211)
Net Increase in Net Assets Resulting From Operations	23,405,941	12,668,203

Distributions to Shareholders:
Total Distributions Paid
Class A	(25,034)	(47,185)
Class C	(1,720)	(5,311)
Class I	(5,786,912)	(11,658,079)
Net Decrease in Net Assets from Distributions to Shareholders	(5,813,666)	(11,710,575)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	46,220	39,091
Distributions Reinvested	24,789	47,185
Payment for Shares Redeemed	(13,611)	(50,352)
Class C
Proceeds from Shares Issued	—	1
Distributions Reinvested	1,536	3,708
Payment for Shares Redeemed	(4,514)	(14,536)
Class I
Proceeds from Shares Issued	32,543,209	31,045,312
Distributions Reinvested	5,210,089	10,446,990
Payment for Shares Redeemed	(26,291,096)	(43,395,402)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	11,516,622	(1,878,003)

Total Increase (Decrease) in Net Assets	29,108,897	(920,375)

Net Assets:
Beginning of Year	122,698,165	123,618,540
End of Year	$151,807,062	$122,698,165

Share Activity
Class A
Shares Sold	2,501	2,323
Shares Reinvested	1,379	2,812
Shares Redeemed	(746)	(2,868)
Net Increase in Shares of Beneficial Interest Outstanding	3,134	2,267

Class C
Shares Reinvested	88	225
Shares Redeemed	(249)	(871)
Net Decrease in Shares of Beneficial Interest Outstanding	(161)	(646)

Class I
Shares Sold	1,797,092	1,806,585
Shares Reinvested	291,718	627,070
Shares Redeemed	(1,455,209)	(2,506,593)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	633,601	(72,938)

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2026	June 30, 2025
Operations:
Net Investment Income	$488,667	$377,233
Net Realized Gain on Investments	4,643,892	6,912,668
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,173,696	(1,215,387)
Net Increase in Net Assets Resulting From Operations	12,306,255	6,074,514

Distributions to Shareholders:
Total Distributions Paid
Class A	(34,306)	(37,131)
Class C	(493)	(496)
Class I	(3,182,149)	(4,259,611)
Net Decrease in Net Assets from Distributions to Shareholders	(3,216,948)	(4,297,238)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	146,991	247,153
Distributions Reinvested	34,306	37,131
Payment for Shares Redeemed	(20,828)	(28,684)
Class C
Proceeds from Shares Issued	3,228	3,228
Distributions Reinvested	493	496
Class I
Proceeds from Shares Issued	12,847,552	12,962,841
Distributions Reinvested	2,904,744	3,806,412
Payment for Shares Redeemed	(9,641,549)	(16,754,901)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	6,274,937	273,676

Total Increase in Net Assets	15,364,244	2,050,952

Net Assets:
Beginning of Year	58,116,228	56,065,276
End of Year	$73,480,472	$58,116,228

Share Activity
Class A
Shares Sold	7,161	13,146
Shares Reinvested	1,687	1,942
Shares Redeemed	(1,035)	(1,572)
Net Increase in Shares of Beneficial Interest Outstanding	7,813	13,516

Class C
Shares Sold	164	177
Shares Reinvested	26	27
Net Increase in Shares of Beneficial Interest Outstanding	190	204

Class I
Shares Sold	636,969	686,868
Shares Reinvested	146,187	203,443
Shares Redeemed	(473,724)	(862,925)
Net Increase in Shares of Beneficial Interest Outstanding	309,432	27,386

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$10.79	$10.37	$10.07	$9.85	$11.78
Activity From Operations:
Net investment income (a)(d)	0.30	0.28	0.24	0.22	0.13
Net gain (loss) from securities (both realized and unrealized)	0.60	0.64	0.29	0.21	(1.41)
Total from operations	0.90	0.92	0.53	0.43	(1.28)

Distributions to shareholders from:
Net investment income	(0.30)	(0.27)	(0.23)	(0.21)	(0.12)
Realized gains	(0.06)	(0.23)	—	—	(0.53)
Total distributions	(0.36)	(0.50)	(0.23)	(0.21)	(0.65)

Net Asset Value, End of Year	$11.33	$10.79	$10.37	$10.07	$9.85

Total Return (b)	8.43%	9.05%	5.32%	4.45%	(11.52)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$247	$257	$304	$385	$324
Ratio of expenses to average net assets,
before reimbursement (c)	2.02%	1.94%	1.95%	1.78%	1.65%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	2.74%	2.62%	2.42%	2.19%	1.13%
Portfolio turnover rate	12.83%	29.08%	6.81%	34.51%	24.84%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$10.64	$10.23	$9.94	$9.73	$11.67
Activity From Operations:
Net investment income (a)(d)	0.44	0.58	0.17	0.14	0.04
Net gain (loss) from securities (both realized and unrealized)	0.22	0.13	0.27	0.21	(1.39)
Total from operations	0.66	0.71	0.44	0.35	(1.35)

Distributions to shareholders from:
Net investment income	(0.08)	(0. 07)	(0.15)	(0.14)	(0.06)
Realized gains	(0.06)	(0.23)	—	—	(0.53)
Total distributions	(0.14)	(0.30)	(0.15)	(0.14)	(0.59)

Net Asset Value, End of Year	$11.16	$10.64	$10.23	$9.94	$9.73

Total Return (b)	6.24%	7.03%	4.52%	3.68%	(12.19)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$0 (e)	$0 (e)	$17	$16	$15
Ratio of expenses to average net assets,
before reimbursement (c)	2.67%	2.84%	2.69%	2.54%	2.40%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	4.05%	5.60%	1.70%	1.48%	0.32%
Portfolio turnover rate	12.83%	29.08%	6.81%	34.51%	24.84%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $1,000.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$10.71	$10.30	$10.01	$9.80	$11.74
Activity From Operations:
Net investment income (a)(d)	0.32	0.30	0.26	0.23	0.14
Net gain (loss) from securities (both realized and unrealized)	0.58	0.64	0.28	0.21	(1.41)
Total from operations	0.90	0.94	0.54	0.44	(1.27)

Distributions to shareholders from:
Net investment income	(0.32)	(0. 30)	(0.25)	(0.23)	(0.14)
Realized gains	(0.06)	(0.23)	—	—	(0.53)
Total distributions	(0.38)	(0.53)	(0.25)	(0.23)	(0.67)

Net Asset Value, End of Year	$11.23	$10.71	$10.30	$10.01	$9.80

Total Return (b)	8.56%	9.27%	5.51%	4.62%	(11.46)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$9,304	$9,939	$10,931	$10,667	$11,379
Ratio of expenses to average net assets,
before reimbursement (c)	1.77%	1.68%	1.69%	1.53%	1.40%
net of reimbursement (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets (c)(d)	2.89%	2.78%	2.59%	2.37%	1.29%
Portfolio turnover rate	12.83%	29.08%	6.81%	34.51%	24.84%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$12.52	$12.63	$11.83	$11.28	$13.10
Activity From Operations:
Net investment income (a)(d)	0.28	0.26	0.22	0.21	0.11
Net gain (loss) from securities (both realized and unrealized)	1.17	0.79	0.78	0.64	(1.70)
Total from operations	1.45	1.05	1.00	0.85	(1.59)

Distributions to shareholders from:
Net investment income	(0.27)	(0.25)	(0.20)	(0.20)	(0.11)
Realized gains	(0.18)	(0.91)	—	(0.10)	(0.12)
Total distributions	(0.45)	(1.16)	(0.20)	(0.30)	(0.23)

Net Asset Value, End of Year	$13.52	$12.52	$12.63	$11.83	$11.28

Total Return (b)	11.80%	8.63%	8.54%	7.71%	(12.42)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$483	$309	$730	$1,114	$1,088
Ratio of expenses to average net assets,
before reimbursement (c)	1.08%	1.15%	1.14%	1.11%	1.10%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	2.14%	2.02%	1.87%	1.84%	0.89%
Portfolio turnover rate	22.84%	33.14%	11.39%	28.66%	23.04%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$12.17	$12.33	$11.58	$11.04	$12.91
Activity From Operations:
Net investment income (a)(d)	0.17	0.16	0.13	0.14	— (f)
Net gain (loss) from securities (both realized and unrealized)	1.15	0.76	0.76	0.61	(1.71)
Total from operations	1.32	0.92	0.89	0.75	(1.71)

Distributions to shareholders from:
Net investment income	(0.21)	(0.17)	(0.14)	(0.11)	(0.04)
Realized gains	(0.18)	(0.91)	—	(0.10)	(0.12)
Total distributions	(0.39)	(1.08)	(0.14)	(0.21)	(0.16)

Net Asset Value, End of Year	$13.10	$12.17	$12.33	$11.58	$11.04

Total Return (b)	10.97%	7.71%	7.75%	6.91%	(13.44)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$122	$110	$102	$95	$0 (e)
Ratio of expenses to average net assets,
before reimbursement (c)	1.78%	1.90%	1.89%	1.86%	1.84%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	1.38%	1.28%	1.15%	1.22%	0.01%
Portfolio turnover rate	22.84%	33.14%	11.39%	28.66%	23.04%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $1,000.

(f)	Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$12.53	$12.66	$11.87	$11.33	$13.16
Activity From Operations:
Net investment income (a)(d)	0.30	0.28	0.25	0.23	0.13
Net gain (loss) from securities (both realized and unrealized)	1.18	0.78	0.77	0.64	(1.71)
Total from operations	1.48	1.06	1.02	0.87	(1.58)

Distributions to shareholders from:
Net investment income	(0.30)	(0.28)	(0.23)	(0.23)	(0.13)
Realized gains	(0.18)	(0.91)	—	(0.10)	(0.12)
Total distributions	(0.48)	(1.19)	(0.23)	(0.33)	(0.25)

Net Asset Value, End of Year	$13.53	$12.53	$12.66	$11.87	$11.33

Total Return (b)	12.02%	8.70%	8.70%	7.84%	(12.26)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$60,129	$59,518	$60,598	$60,981	$54,735
Ratio of expenses to average net assets,
before reimbursement (c)	0.85%	0.90%	0.89%	0.86%	0.84%
net of reimbursement (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets (c)(d)	2.29%	2.18%	2.04%	1.98%	1.04%
Portfolio turnover rate	22.84%	33.14%	11.39%	28.66%	23.04%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$14.39	$14.40	$13.34	$12.33	$14.75
Activity From Operations:
Net investment income (a)(d)	0.22	0.21	0.19	0.18	0.07
Net gain (loss) from securities (both realized and unrealized)	2.02	1.07	1.29	1.14	(2.06)
Total from operations	2.24	1.28	1.48	1.32	(1.99)

Distributions to shareholders from:
Net investment income	(0.24)	(0.20)	(0.16)	(0.18)	(0.08)
Realized gains	(0.29)	(1.09)	(0.26)	(0.13)	(0.35)
Total distributions	(0.53)	(1.29)	(0.42)	(0.31)	(0.43)

Net Asset Value, End of Year	$16.10	$14.39	$14.40	$13.34	$12.33

Total Return (b)	15.79%	9.15%	11.31%	10.88%	(13.95)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$1,892	$1,767	$1,182	$1,205	$1,134
Ratio of expenses to average net assets,
before reimbursement (c)	0.95%	1.03%	1.00%	1.03%	1.01%
net of reimbursement (c)	0.95%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	1.47%	1.44%	1.38%	1.40%	0.51%
Portfolio turnover rate	28.25%	37.86%	12.93%	22.91%	24.02%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$13.85	$13.91	$12.94	$12.00	$14.42
Activity From Operations:
Net investment income (loss) (a)(d)	0.27	0.08	0.08	0.08	(0.05)
Net gain (loss) from securities (both realized and unrealized)	1.76	1.06	1.25	1.11	(1.99)
Total from operations	2.03	1.14	1.33	1.19	(2.04)

Distributions to shareholders from:
Net investment income	(0.16)	(0.11)	(0.10)	(0.12)	(0.03)
Realized gains	(0.29)	(1.09)	(0.26)	(0.13)	(0.35)
Total distributions	(0.45)	(1.20)	(0.36)	(0.25)	(0.38)

Net Asset Value, End of Year	$15.43	$13.85	$13.91	$12.94	$12.00

Total Return (b)	14.88%	8.37%	10.41%	10.07%	(14.59)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$50	$4	$24	$19	$13
Ratio of expenses to average net assets,
before reimbursement (c)	1.68%	1.82%	1.75%	1.78%	1.76%
net of reimbursement (c)	1.68%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	1.80%	0.55%	0.64%	0.66%	(0.37)%
Portfolio turnover rate	28.25%	37.86%	12.93%	22.91%	24.02%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$14.47	$14.47	$13.40	$12.38	$14.80
Activity From Operations:
Net investment income (a)(d)	0.26	0.24	0.22	0.21	0.12
Net gain (loss) from securities (both realized and unrealized)	2.01	1.08	1.30	1.14	(2.08)
Total from operations	2.27	1.32	1.52	1.35	(1.96)

Distributions to shareholders from:
Net investment income	(0.27)	(0.23)	(0.19)	(0.20)	(0.11)
Realized gains	(0.29)	(1.09)	(0.26)	(0.13)	(0.35)
Total distributions	(0.56)	(1.32)	(0.45)	(0.33)	(0.46)

Net Asset Value, End of Year	$16.18	$14.47	$14.47	$13.40	$12.38

Total Return (b)	15.94%	9.42%	11.59%	11.14%	(13.74)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$194,438	$167,851	$164,352	$155,349	$150,031
Ratio of expenses to average net assets,
before reimbursement (c)	0.73%	0.79%	0.75%	0.78%	0.76%
net of reimbursement (c)	0.73%	0.79%	0.75%	0.78%	0.76%
Ratio of net investment income to average net assets (c)(d)	1.69%	1.62%	1.63%	1.61%	0.80%
Portfolio turnover rate	28.25%	37.86%	12.93%	22.91%	24.02%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$17.21	$17.14	$15.48	$13.67	$16.60
Activity From Operations:
Net investment income (a)(d)	0.17	0.13	0.13	0.13	0.06
Net gain (loss) from securities (both realized and unrealized)	2.95	1.66	2.04	1.78	(2.62)
Total from operations	3.12	1.79	2.17	1.91	(2.56)

Distributions to shareholders from:
Net investment income	(0.13)	(0.12)	(0.12)	(0.06)	(0.04)
Realized gains	(0.64)	(1.60)	(0.39)	(0.04)	(0.33)
Total distributions	(0.77)	(1.72)	(0.51)	(0.10)	(0.37)

Net Asset Value, End of Year	$19.56	$17.21	$17.14	$15.48	$13.67

Total Return (b)	18.52%	10.67%	14.25%	14.08%	(15.85)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$676	$541	$500	$718	$642
Ratio of expenses to average net assets,
before reimbursement (c)	0.95%	1.06%	1.06%	1.08%	1.04%
net of reimbursement (c)	0.95%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.91%	0.75%	0.82%	0.91%	0.36%
Portfolio turnover rate	30.34%	45.78%	16.74%	12.50%	23.34%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$16.78	$16.76	$15.16	$13.43	$16.39
Activity From Operations:
Net investment income (loss) (a)(d)	0.02	(0.01)	0.02	0.02	(0.08)
Net gain (loss) from securities (both realized and unrealized)	2.88	1.63	1.98	1.75	(2.55)
Total from operations	2.90	1.62	2.00	1.77	(2.63)

Distributions to shareholders from:
Net investment income	—	—	(0.01)	—	—
Realized gains	(0.64)	(1.60)	(0.39)	(0.04)	(0.33)
Total distributions	(0.64)	(1.60)	(0.40)	(0.04)	(0.33)

Net Asset Value, End of Year	$19.04	$16.78	$16.76	$15.16	$13.43

Total Return (b)	17.58%	9.86%	13.38%	13.22%	(16.44)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$51	$48	$58	$53	$43
Ratio of expenses to average net assets,
before reimbursement (c)	1.79%	1.81%	1.82%	1.83%	1.79%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.10%	(0.03)%	0.11%	0.16%	(0.47)%
Portfolio turnover rate	30.34%	45.78%	16.74%	12.50%	23.34%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$17.11	$17.07	$15.42	$13.63	$16.55
Activity From Operations:
Net investment income (a)(d)	0.20	0.16	0.16	0.16	0.09
Net gain (loss) from securities (both realized and unrealized)	2.94	1.65	2.03	1.77	(2.60)
Total from operations	3.14	1.81	2.19	1.93	(2.51)

Distributions to shareholders from:
Net investment income	(0.17)	(0.17)	(0.15)	(0.10)	(0.08)
Realized gains	(0.64)	(1.60)	(0.39)	(0.04)	(0.33)
Total distributions	(0.81)	(1.77)	(0.54)	(0.14)	(0.41)

Net Asset Value, End of Year	$19.44	$17.11	$17.07	$15.42	$13.63

Total Return (b)	18.75%	10.88%	14.50%	14.26%	(15.64)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$151,080	$122,110	$123,060	$104,128	$97,239
Ratio of expenses to average net assets,
before reimbursement (c)	0.74%	0.81%	0.82%	0.83%	0.79%
net of reimbursement (c)	0.74%	0.81%	0.82%	0.83%	0.79%
Ratio of net investment income to average net assets (c)(d)	1.13%	0.92%	1.01%	1.08%	0.54%
Portfolio turnover rate	30.34%	45.78%	16.74%	12.50%	23.34%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$19.51	$19.04	$16.98	$14.80	$18.03
Activity From Operations:
Net investment income (a)(d)	0.13	0.11	0.13	0.13	0.06
Net gain (loss) from securities (both realized and unrealized)	3.70	1.86	2.38	2.23	(3.11)
Total from operations	3.83	1.97	2.51	2.36	(3.05)

Distributions to shareholders from:
Net investment income	(0.08)	(0.11)	(0.10)	(0.03)	(0.03)
Realized gains	(0.89)	(1.39)	(0.35)	(0.15)	(0.15)
Total distributions	(0.97)	(1.50)	(0.45)	(0.18)	(0.18)

Net Asset Value, End of Year	$22.37	$19.51	$19.04	$16.98	$14.80

Total Return (b)	20.11%	10.50%	15.01%	15.12%	(17.16)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$960	$685	$411	$295	$244
Ratio of expenses to average net assets,
before reimbursement (c)	1.04%	1.16%	1.19%	1.20%	1.14%
net of reimbursement (c)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.61%	0.56%	0.75%	0.81%	0.37%
Portfolio turnover rate	29.28%	44.59%	15.87%	6.41%	16.46%

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$18.50	$18.17	$16.25	$14.22	$17.43
Activity From Operations:
Net investment income (loss) (a)(d)	(0.03)	(0.03)	(0.20)	0.02	(0.10)
Net gain (loss) from securities (both realized and unrealized)	3.51	1.76	2.47	2.16	(2.96)
Total from operations	3.48	1.73	2.27	2.18	(3.06)

Distributions to shareholders from:
Net investment income	—	(0.01)	—	—	—
Realized gains	(0.89)	(1.39)	(0.35)	(0.15)	(0.15)
Total distributions	(0.89)	(1.40)	(0.35)	(0.15)	(0.15)

Net Asset Value, End of Year	$21.09	$18.50	$18.17	$16.25	$14.22

Total Return (b)	19.25%	9.65%	14.14%	14.28%	(17.76)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$14	$9	$5	$268	$160
Ratio of expenses to average net assets,
before reimbursement (c)	1.78%	1.94%	1.94%	1.95%	1.89%
net of reimbursement (c)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.13)%	(0.18)%	(1.25)%	0.11%	(0.59)%
Portfolio turnover rate	29.28%	44.59%	15.87%	6.41%	16.46%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of beneficial interest outstanding throughout the years presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022
Net Asset Value, Beginning of Year	$19.11	$18.69	$16.69	$14.56	$17.75
Activity From Operations:
Net investment income (a)(d)	0.15	0.13	0.15	0.15	0.07
Net gain (loss) from securities (both realized and unrealized)	3.62	1.83	2.34	2.20	(3.04)
Total from operations	3.77	1.96	2.49	2.35	(2.97)

Distributions to shareholders from:
Net investment income	(0.12)	(0.15)	(0.14)	(0.07)	(0.07)
Realized gains	(0.89)	(1.39)	(0.35)	(0.15)	(0.15)
Total distributions	(1.01)	(1.54)	(0.49)	(0.22)	(0.22)

Net Asset Value, End of Year	$21.87	$19.11	$18.69	$16.69	$14.56

Total Return (b)	20.25%	10.67%	15.18%	15.29%	(17.01)%

Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$72,507	$57,423	$55,650	$45,303	$39,135
Ratio of expenses to average net assets,
before reimbursement (c)	0.84%	0.90%	0.94%	0.95%	0.89%
net of reimbursement (c)	0.84%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets (c)(d)	0.74%	0.67%	0.87%	0.94%	0.41%
Portfolio turnover rate	29.28%	44.59%	15.87%	6.41%	16.46%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2026

1.	ORGANIZATION

Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund (each a “Fund” and collectively the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation, with a secondary objective of growth of capital; Ladenburg Growth & Income Fund’s investment objective is to provide long-term growth of capital, with a secondary objective of producing current income; Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value (“NAV”) plus the following sales charges:

Amount Invested	Sales Charge
Less than $50,000	5.00%
$50,000 but less than $100,000	4.75%
$100,000 to $249,999	3.75%
$250,000 to $499,999	2.50%
$500,000 to $999,999	2.00%
$1,000,000 and above	None

Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are each regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party Consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective NAVs as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$9,361,579	$—	$—	$9,361,579
Short-Term Investment	199,090	—	—	199,090
Total	$9,560,669	$—	$—	$9,560,669

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$59,893,311	$—	$—	$59,893,311
Short-Term Investment	856,046	—	—	856,046
Total	$60,749,357	$—	$—	$60,749,357

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$195,102,006	$—	$—	$195,102,006
Short-Term Investment	1,365,435	—	—	1,365,435
Total	$196,467,441	$—	$—	$196,467,441

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$150,099,721	$—	$—	$150,099,721
Short-Term Investment	1,756,731	—	—	1,756,731
Total	$151,856,452	$—	$—	$151,856,452

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$72,393,555	$—	$—	$72,393,555
Short-Term Investment	1,129,497	—	—	1,129,497
Total	$73,523,052	$—	$—	$73,523,052

The Funds did not hold any Level 2 or Level 3 securities during the year.

*	Refer to the Schedules of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds have qualified and intend to continue to qualify each year as regulated investment companies (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing). The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year ended June 30, 2026, the Funds did not incur any interest or penalties. The Funds typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Funds could incur a tax expense.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2026, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$1,254,418	$2,442,154
Ladenburg Income & Growth Fund	13,656,616	17,564,248
Ladenburg Growth & Income Fund	55,063,423	50,842,742
Ladenburg Growth Fund	47,409,164	40,288,865
Ladenburg Aggressive Growth Fund	23,769,653	18,806,191

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc., serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and the Advisor, investment advisory services are provided to each Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the year ended June 30, 2026, the advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$49,625
Ladenburg Income & Growth Fund	302,670
Ladenburg Growth & Income Fund	907,292
Ladenburg Growth Fund	673,662
Ladenburg Aggressive Growth Fund	329,592

The Advisor contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2026, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the Advisor)) of each Fund does not exceed 1.00%, 1.75% and 0.85% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the year ended June 30, 2026, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$91,931
Ladenburg Income & Growth Fund	438
Ladenburg Growth & Income Fund	—
Ladenburg Growth Fund	21
Ladenburg Aggressive Growth Fund	300

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

During the year ended June 30, 2026, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2027	June 30, 2028	June 30, 2029
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$93,462	$91,618	$91,931	$277,011
Ladenburg Income & Growth Fund	28,771	31,871	438	61,080
Ladenburg Growth & Income Fund	70	362	—	432
Ladenburg Growth Fund	478	315	21	814
Ladenburg Aggressive Growth Fund	48,329	30,147	300	78,776

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the year ended June 30, 2026, the Funds were charged pursuant to the Plans, as follows:

	12b-1 Fees
Fund	Class A	Class C
Ladenburg Income Fund	$636	$—
Ladenburg Income & Growth Fund	1,043	1,159
Ladenburg Growth & Income Fund	4,627	79
Ladenburg Growth Fund	1,508	493
Ladenburg Aggressive Growth Fund	1,947	112

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended June 30, 2026, the Distributor received $0, $6,260, $636, $2,427 and $9,117 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $0, $938, $28, $360, and $1,382 was retained by the principal underwriter or other affiliated broker-dealers.

Ultimus Fund Services, LLC (“UFS”) – UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

In addition, certain affiliates of the UFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the year ended June 30, 2026.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of June 30, 2026, National Financial Services held 45.00%, 53.61%, 55.56%, 46.60% and 56.69% of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control a Fund. As of June 30, 2026, Pershing LLC held 32.11%, 24.54%, 32.50%, 42.83% and 28.41% of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control a Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation /
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Ladenburg Income Fund	$9,438,132	$679,596	$(557,059)	$122,537
Ladenburg Income & Growth Fund	54,616,404	8,053,948	(1,920,995)	6,132,953
Ladenburg Growth & Income Fund	161,184,546	38,332,586	(3,049,691)	35,282,895
Ladenburg Growth Fund	116,074,170	36,126,187	(343,905)	35,782,282
Ladenburg Aggressive Growth Fund	53,571,932	20,118,031	(166,911)	19,951,120

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2026 and June 30, 2025 was as follows:

	For the year ended June 30, 2026:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$295,369	$47,860	$—	$343,229
Ladenburg Income & Growth Fund	1,468,286	773,891	—	2,242,177
Ladenburg Growth & Income Fund	3,206,143	3,327,634	—	6,533,777
Ladenburg Growth Fund	1,361,572	4,452,093	—	5,813,665
Ladenburg Aggressive Growth Fund	557,025	2,659,923	—	3,216,948

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2026

	For the year ended June 30, 2025:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$301,163	$232,745	$—	$533,908
Ladenburg Income & Growth Fund	1,324,434	4,184,773	—	5,509,207
Ladenburg Growth & Income Fund	2,720,152	11,970,075	—	14,690,227
Ladenburg Growth Fund	1,220,425	10,490,150	—	11,710,575
Ladenburg Aggressive Growth Fund	448,266	3,848,972	—	4,297,238

As of June 30, 2026, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings (Losses)
Ladenburg Income Fund	$15,675	$428,945	$—	$—	$122,537	$567,157
Ladenburg Income & Growth Fund	148,775	4,380,029	—	—	6,132,953	10,661,757
Ladenburg Growth & Income Fund	433,795	16,642,433	—	—	35,282,895	52,359,123
Ladenburg Growth Fund	830,796	11,247,027	—	—	35,782,282	47,860,105
Ladenburg Aggressive Growth Fund	267,114	4,136,153	—	—	19,951,120	24,354,387

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. None of the Funds are deferring Post October Capital Losses as of June 30, 2026.

During the fiscal period ended June 30, 2026, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2026, as follows:

	Paid	Accumulated
	In	Earnings
Fund	Capital	(Losses)
Ladenburg Income Fund	$62,384	$(62,384)
Ladenburg Income & Growth Fund	624,155	(624,155)
Ladenburg Growth & Income Fund	1,591,852	(1,591,852)
Ladenburg Growth Fund	1,353,666	(1,353,666)
Ladenburg Aggressive Growth Fund	482,405	(482,405)

8.	ACCOUNTING PRONOUNCEMENT

The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. ASU 2023-09 intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. Each Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements for the year ended June 30, 2026.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Ladenburg Funds and
Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Ladenburg Funds comprising Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund (the “Funds”), each a series of Northern Lights Fund Trust, as of June 30, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the year ended June 30, 2022 were audited by other auditors whose report dated August 26, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1 -877-803-6583, by visiting www.ladenburgfunds.com, or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Ladenburg-A26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust Name: Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 9/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 9/8/2026

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer/Treasurer
Date: 9/8/2026